Provisions - Foreign Office Guarantees and Standby Letters of Credit - Outstanding Exposures (Details) - Foreign office guarantees and standby letters of credit [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Exposure as at beginning of period	$ 341,676	$ 285,035
Net change on exposures	(39,384)	29,677
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments	(21,454)	26,964
Exposure as at ending of period	280,838	341,676
Stage 1 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	332,965	274,563
Net change on exposures	(47,268)	33,660
Transfer to Stage 1	5,243	4,994
Transfer to Stage 2	(22,454)	(6,513)
Transfer to Stage 3
Foreign exchange adjustments	(19,180)	26,261
Exposure as at ending of period	249,306	332,965
Stage 1 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	138	84
Net change on exposures	273	24
Transfer to Stage 1	7
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments	(23)	30
Exposure as at ending of period	395	138
Stage 2 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period	8,573	10,388
Net change on exposures	7,604	(4,139)
Transfer to Stage 1	(5,243)	(4,855)
Transfer to Stage 2	22,454	6,513
Transfer to Stage 3
Foreign exchange adjustments	(2,251)	666
Exposure as at ending of period	31,137	8,573
Stage 2 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures	7
Transfer to Stage 1	(7)
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period
Stage 3 - Individual [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures		132
Transfer to Stage 1		(139)
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments		7
Exposure as at ending of period
Stage 3 - Group [Member]
Disclosure of other provisions [line items]
Exposure as at beginning of period
Net change on exposures
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Foreign exchange adjustments
Exposure as at ending of period